RELATED PARTY TRANSACTIONS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) item	Dec. 31, 2022 CAD ($)
Disclosure of transactions between related parties [line items]
Due to related party	$ 2.9	$ 8.7
Compensation of key management personnel	$ 100.0	36.8
Related parties
Disclosure of transactions between related parties [line items]
Lease on number of properties | item	6
Cash outflow for leases	$ 9.0	5.8
Green Infrastructure Partners Inc
Disclosure of transactions between related parties [line items]
Revenue from related parties	25.8	31.6
Net receivables to related parties	10.9
Net payables to related parties		3.8
Josaud Holdings Inc.
Disclosure of transactions between related parties [line items]
Semi-annual instalments	3.5
Due to related party	0.0	3.5
Sejosa Holdings Inc.
Disclosure of transactions between related parties [line items]
Semi-annual instalments	2.9
Due to related party	$ 8.7	$ 14.5